RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)											3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 16, 2025	Aug. 18, 2025	Jul. 11, 2025	Jul. 10, 2025	Dec. 13, 2024	May 22, 2024	Apr. 18, 2024	Mar. 29, 2024	Jan. 17, 2024	Jan. 17, 2023	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2025	Apr. 30, 2025	Apr. 28, 2025	Mar. 31, 2025	Mar. 14, 2025	Dec. 24, 2024	Jul. 25, 2024	May 17, 2024	Apr. 17, 2024	Feb. 28, 2024	Nov. 06, 2023	Aug. 31, 2023
Related Party Transaction [Line Items]
Unsecured debt														$ 0	$ 23,972
Repayments of related party debt														$ 1,000,000
Interest rate														10.00%
Accured interest														$ 6,049	3,612
Loans															61,958
Aggregate principal amount																										$ 23,972
Debt instrument amotized discount														9,543
Debt instrument amotized discount												$ 0		280,457							$ 156,399
Shares value											$ 35,000			35,000
Amortization of discount												$ 1,870,474	$ 84,625	$ 94,168	87,289
Price per share																				$ 1.15
Warrant exercise price												$ 11.50		$ 11.50
Private Placement [Member]
Related Party Transaction [Line Items]
Class of warrant												7,500,000		7,500,000
Common Class A [Member]
Related Party Transaction [Line Items]
Share price								$ 0.025
Shares issued					2,334,092			1,400,000				2,200,000		2,200,000
Shares value								$ 35,000
Purchase share												1		1
Warrant exercise price												$ 18.00		$ 18.00
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Price per warrant												$ 1.00		$ 1.00
Class of warrant												8,700,000		8,700,000
Warrant exercise price												$ 1.00		$ 1.00
Proceeds from warrants												$ 8,700,000		$ 8,700,000
Private Placement Warrants [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Price per share												$ 11.50		$ 11.50
Warrant exercise price												$ 11.50		$ 11.50
Jeffrey JGary [Member]
Related Party Transaction [Line Items]
Consideration						$ 10,000	$ 25,000
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding amount												$ 4,934,680		$ 35,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant												1,200,000		1,200,000
JanBella [Member]
Related Party Transaction [Line Items]
Conversion price		$ 1.10
Interest rate		8.00%
Maturity date		Feb. 01, 2026
Default penalities		$ 2,747,038
Interest expense on default penalities		$ 1,276,447
Jeffrey J. Gary Note [Member]
Related Party Transaction [Line Items]
Consideration						$ 10,000	$ 25,000
Outstanding amount												$ 35,000		$ 35,000
Alessi 2023 Irrevocable Trust [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 714,286			$ 2,142,857
Original interest discount	$ 214,286			$ 642,857
Conversion price	$ 5.00			$ 5.00
Amortization of discount												144,423
Interest rate	8.00%			8.00%
Maturity date	Sep. 15, 2026			Apr. 30, 2026
Verbal Agreement [Member]
Related Party Transaction [Line Items]
Unsecured debt												0		0
Alpha Modus Corp [Member]
Related Party Transaction [Line Items]
Loans															120,083
Unsecured Promissory Note [Member] | Jeffrey J. Gary Note [Member]
Related Party Transaction [Line Items]
Principal amount																								$ 35,000
Promissory Note [Member] | Alessi 2023 Irrevocable Trust [Member]
Related Party Transaction [Line Items]
Amortization of discount												8,219
Janbella Group LLC [Member]
Related Party Transaction [Line Items]
Unsecured debt												453,750		$ 453,750	453,750
Interest rate									10.00%	200.00%				10.00%
Accured interest												115,101		$ 73,810	18,452
Aggregate principal amount																$ 75,000
Unsecured debt										$ 412,500						300,000
Original interest discount									$ 37,500							$ 37,500
Debt maturity date																Jan. 17, 2024
Senior notes										$ 412,500																			$ 453,750
Share price										$ 0.50				$ 0.025
Conversion price										$ 1.00																			$ 1.00
Debt instrument amotized discount										$ 35,753				$ 39,329	39,329
Remaining original issue discount amount														1,747	1,747
Debt instrument amotized discount									$ 41,250					41,250
Amortized discount														1,921	1,921
Shares issued								1,400,000
Shares value														35,000
Amortization of discount														35,000
Debt discount interest expense														35,000
Janbella Group LLC [Member] | Verbal Agreement [Member]
Related Party Transaction [Line Items]
Unsecured debt														0
Repayments of related party debt			$ 400,000		$ 100,000									$ 100,000
Interest rate														0.00%								0.00%	0.00%		0.00%		0.00%
Aggregate principal amount														$ 100,000				$ 400,000	$ 400,000				$ 100,000		$ 400,000		$ 100,000
Unsecured debt												400,000		400,000
Debt instrument amotized discount															14,087
Imputed interest discount to accumulated deficit												14,087		14,087
Debt instrument discount														0
Additional amount												400,000										$ 400,000			$ 300,000
Janbella Group LLC [Member] | Senior Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured debt														300,000	300,000
Interest rate										12.00%																		0.00%	12.00%
Aggregate principal amount																												$ 221,941	$ 300,000
Debt instrument amotized discount														18,157	9,116
Interest rate																													0.00%
Imputed interest discount to accumulated deficit																												$ 16,804	$ 27,273
Debt instrument discount														0	18,157
Janbella Group LLC [Member] | Senior Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Unsecured debt														221,941	221,941
Debt instrument amotized discount														13,713	3,091
Debt instrument discount														0	13,713
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount																								$ 35,000
Alessi 2023 Irrevocable Trust [Member]
Related Party Transaction [Line Items]
Unsecured debt												2,142,857		0
Accured interest												39,048		0
Alessi 2023 Irrevocable Trust [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured debt												714,286		0
Accured interest												$ 2,222		0
William Alessi [Member]
Related Party Transaction [Line Items]
Unsecured debt																	$ 89,929
Repayments of related party debt																	4,000
Loans payments net																	$ 85,929
Mr Alessi [Member]
Related Party Transaction [Line Items]
Unsecured debt														88,350	0
Loans															$ 88,350
Acquisition shares, value														$ 208,433
Acquisition shares														90,165,908